Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 46,946	$ 73,894	$ 15,184
Gain of disposed vehicles	$ 33,246
Gain of disposed building		$ 137,624